Equity-Based Compensation - Summary of Assumptions Used to Determine Fair Value of Stock Options Granted to Employees and Directors (Detail) - ESPP [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free interest rate	0.65%	1.56%	0.76%	2.10%
Expected term (in years)	6 years 25 days	6 years 3 days	6 years 1 month 17 days	6 years 2 months 23 days
Expected volatility	95.00%	105.00%	99.10%	81.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value	$ 9.81	$ 2.54	$ 6.12	$ 4.91